Borrowings and financing (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowing costs	R$ (37)	R$ (33)
Borrowings and financing, total	3,350	2,679
Borrowings and financing, current liabilities	31	21
Borrowings and financing, non-current liabilities	3,319	2,658
Debentures Promissory Note And Certificate Ofgribusiness Receivables [Member]
IfrsStatementLineItems [Line Items]
Issue amount	980
Outstanding debentures	R$ 952,670
Issue date	May 14, 2021
Maturity date	May 10, 2026
Financial charges	CDI + 1.70% per year
Unit price	R$ 1,017
Borrowings and financing, total	969	1,000
Debentures Promissory Note And Certificate Ofgribusiness Receivables 1 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	520
Outstanding debentures	R$ 520,000
Issue date	May 14, 2021
Maturity date	May 10, 2028
Financial charges	CDI + 1.95% per year
Unit price	R$ 1,018
Borrowings and financing, total	529	531
Debentures Promissory Note And Certificate Ofgribusiness Receivables 2 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	500
Outstanding debentures	R$ 500
Issue date	Jul. 30, 2021
Maturity date	Jul. 30, 2025
Financial charges	CDI + 1.55% per year
Unit price	R$ 1,354,095
Borrowings and financing, total	677	590
Debentures Promissory Note And Certificate Ofgribusiness Receivables 3 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	500
Outstanding debentures	R$ 500
Issue date	Jul. 30, 2021
Maturity date	Jul. 30, 2026
Financial charges	CDI + 1.65% per year
Unit price	R$ 1,357,304
Borrowings and financing, total	679	R$ 591
Debentures Promissory Note And Certificate Ofgribusiness Receivables 4 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	377
Outstanding debentures	R$ 376,616
Issue date	Feb. 24, 2023
Maturity date	Feb. 11, 2028
Financial charges	CDI + 1.00% per year
Unit price	R$ 1,050
Borrowings and financing, total	395
Debentures Promissory Note And Certificate Ofgribusiness Receivables 5 [Member]
IfrsStatementLineItems [Line Items]
Issue amount	123
Outstanding debentures	R$ 123,384
Issue date	Feb. 24, 2023
Maturity date	Feb. 13, 2030
Financial charges	CDI + 1.20% per year
Unit price	R$ 1,120
Borrowings and financing, total	R$ 138